Carrying Value Of Our Assets Measured At Fair Value On A Non-Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net	$ 14,677	$ 12,025	$ 10,806
Impaired loans	246	50,470	46,634
Other real estate owned	1,127	8,093	3,081
Total	16,050	70,588	60,521
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net	0	0	0
Impaired loans	0	0	0
Other real estate owned	0	0	0
Total	0	0	0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net	0	0	0
Impaired loans	0	0	0
Other real estate owned	0	0	0
Total	0	0	0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
MSR, net	14,677	12,025	10,806
Impaired loans	246	50,470	46,634
Other real estate owned	1,127	8,093	3,081
Total	$ 16,050	$ 70,588	$ 60,521